UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 16, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       1139        21900   X                         21900
Apache Corp              Common    037411105      23227       284676   X                        284676
Bois d'Arc Energy        Common    09738U103      17657      1036800   X                       1036800
Cabot Oil & Gas          Common    127097103       1556        42200   X                         42200
Canadian Natural Resour  Common    136385101      22659       341509   X                        341509
Chevron Corp             Common    166764100      24661       292745   X                        292745
Comstock Resources, Inc  Common    205768203      12405       413900   X                        413900
ConocoPhillips           Common    20825C104      20467       260720   X                        260720
Devon Energy Corp        Common    25179M103      25528       326064   X                        326064
El Paso Corporation      Common    28336L109      16970       984900   X                        984900
Endeavour International  Common    29259G101      13539      9025700   X                       9025700
Equitable Res Inc        Common    294549100      11855       239200   X                        239200
Exxon Mobil Corp         Common    30231G102      23155       276048   X                        276048
Forest Oil Corp          Common    346091705      20061       474700   X                        474700
GlobalSantaFe Corp       Common    G3930E101      18995       262900   X                        262900
Hess Corporation         Common    42809H107      19536       331350   X                        331350
Input/Output, Inc        Common    457652105      17744      1136700   X                       1136700
Kodiak Oil & Gas         Common    50015Q100       3290       567300   X                        567300
Murphy Oil Corp          Common    626717102      16114       271100   X                        271100
National-Oilwell Varco,  Common    637071101      26527       254479   X                        254479
Noble Energy Inc         Common    655044105      10513       168500   X                        168500
Occidental Petroleum Co  Common    674599105      20420       352800   X                        352800
Petrohawk Energy Corpcm  Common    716495106      15651       986850   X                        986850
Quicksilver Res Inc      Common    74837R104       1221        27400   X                         27400
Range Resouces Corp      Common    75281A109      23853       637600   X                        637600
Schlumberger LTD         Common    806857108      21133       248800   X                        248800
Southern Union Company   Common    844030106      14928       458045   X                        458045
Southwestern Energy Co   Common    845467109       6208       139500   X                        139500
Talisman Energy, Inc     Common    87425E103      21912      1133550   X                       1133550
Transocean Inc           Common    G90078109      19942       188170   X                        188170
Whiting Petroleum Corpo  Common    966387102       1856        45800   X                         45800
Willbros Group, Inc.     Common    969199108      11788       397153   X                        397153
Williams Companies       Common    969457100      25509       806750   X                        806750
XTO Energy Inc           Common    98385X106      23740       395000   X                        395000

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:  555,755